LOANS	12 Months Ended
Dec. 31, 2018
Loans [Abstract]
LOANS (excluding covered loans)
Loans and Leases

First Financial offers clients a variety of commercial and consumer loan and lease products with various interest rates and payment terms. Commercial loan categories include C&I, CRE, construction real estate and lease financing. Consumer loan categories include residential real estate, home equity, installment and credit card.

Lending activities are primarily concentrated in states where the Bank operates banking centers (Ohio, Indiana, Kentucky and Illinois). First Financial also offers two nationwide lending platforms, one that provides equipment and leasehold improvement financing for franchisees in the quick service and casual dining restaurant sector and another that provides loans primarily to insurance agents and brokers that are secured by commissions and cash collateral accounts.

Credit quality. To facilitate the monitoring of credit quality for commercial loans, and for purposes of determining an appropriate ALLL, First Financial utilizes the following categories of credit grades:

Pass - Higher quality loans that do not fit any of the other categories described below.

Special Mention - First Financial assigns a special mention rating to loans and leases with potential weaknesses that deserve management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or lease or in First Financial's credit position at some future date.

Substandard - First Financial assigns a substandard rating to loans or leases that are inadequately protected by the current sound financial worth and paying capacity of the borrower or the collateral pledged, if any. Substandard loans and leases have well-defined weaknesses that jeopardize repayment of the debt. Substandard loans and leases are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not addressed.

Doubtful - First Financial assigns a doubtful rating to loans and leases with all of the attributes of a substandard rating with the added characteristic that the weaknesses make collection or liquidation in full highly questionable and improbable, on the basis of currently existing facts, conditions and values. The possibility of loss is extremely high, but because of certain important and reasonably specific pending factors that may work to the advantage and strengthening of the credit quality of the loan or lease, its classification as an estimated loss is deferred until its more exact status may be determined. Pending factors include proposed merger, acquisition or liquidation procedures, capital injection, perfecting liens on additional collateral and refinancing plans.

The credit grades previously described are derived from standard regulatory rating definitions and are assigned upon initial approval of credit to borrowers and updated periodically thereafter.

First Financial considers repayment performance as the best indicator of credit quality for consumer loans. Consumer loans that have principal and interest payments that are past due by 90 days or more are generally classified as nonperforming. Additionally, consumer loans that have been modified in a TDR are classified as nonperforming. Purchased impaired loans are not classified as nonperforming as the loans are considered to be performing under FASB ASC Topic 310-30.

Commercial and consumer credit exposure by risk attribute was as follows:

	As of December 31, 2018
		Real Estate
(Dollars in thousands)	Commercial & industrial	Construction	Commercial	Lease financing	Total
Pass	$2,432,834	$548,323	$3,664,434	$90,902	$6,736,493
Special Mention	24,594	603	38,653	0	63,850
Substandard	57,233	9	51,594	2,513	111,349
Doubtful	0	0	0	0	0
Total	$2,514,661	$548,935	$3,754,681	$93,415	$6,911,692

	Residential real estate	Home Equity	Installment	Credit card	Total
Performing	$939,936	$811,108	$93,038	$46,382	$1,890,464
Nonperforming	15,710	6,174	174	0	22,058
Total	$955,646	$817,282	$93,212	$46,382	$1,912,522

	As of December 31, 2017
		Real Estate
(Dollars in thousands)	Commercial & industrial	Construction	Commercial	Lease financing	Total
Pass	$1,882,464	$467,687	$2,446,999	$88,078	$4,885,228
Special Mention	6,226	0	4,436	0	10,662
Substandard	24,053	43	38,656	1,269	64,021
Doubtful	0	0	0	0	0
Total	$1,912,743	$467,730	$2,490,091	$89,347	$4,959,911

	Residential real estate	Home equity	Installment	Credit card	Total
Performing	$463,459	$489,148	$41,331	$46,691	$1,040,629
Nonperforming	7,932	4,456	255	0	12,643
Total	$471,391	$493,604	$41,586	$46,691	$1,053,272

Delinquency. Loans are considered past due or delinquent when the contractual principal or interest due in accordance with the terms of the loan agreement or any portion thereof remains unpaid after the due date of the scheduled payment.

Loan delinquency, including nonaccrual loans, was as follows:

	As of December 31, 2018
(Dollars in thousands)	30 – 59 days past due	60 – 89 days past due	> 90 days past due	Total past due	Current	Subtotal	Purchased impaired	Total	> 90 days past due and still accruing
Loans
Commercial & industrial	$13,369	$41	$7,423	$20,833	$2,488,450	$2,509,283	$5,378	$2,514,661	$0
Lease financing	352	0	0	352	93,063	93,415	0	93,415	0
Construction real estate	0	0	0	0	548,687	548,687	248	548,935	0
Commercial real estate	6,279	1,158	12,644	20,081	3,682,455	3,702,536	52,145	3,754,681	0
Residential real estate	11,060	2,976	4,535	18,571	902,404	920,975	34,671	955,646	0
Home equity	5,245	1,228	2,578	9,051	804,835	813,886	3,396	817,282	0
Installment	420	37	145	602	92,128	92,730	482	93,212	0
Credit card	541	96	63	700	45,682	46,382	0	46,382	63
Total	$37,266	$5,536	$27,388	$70,190	$8,657,704	$8,727,894	$96,320	$8,824,214	$63

	As of December 31, 2017
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Subtotal	Purchased impaired	Total	> 90 days past due and still accruing
Loans
Commercial & industrial	$755	$1,657	$5,078	$7,490	$1,901,821	$1,909,311	$3,432	$1,912,743	$0
Lease financing	485	0	0	485	88,862	89,347	0	89,347	0
Construction real estate	234	0	0	234	467,216	467,450	280	467,730	0
Commercial real estate	1,716	201	8,777	10,694	2,419,969	2,430,663	59,428	2,490,091	0
Residential real estate	526	811	1,992	3,329	430,500	433,829	37,562	471,391	0
Home equity	2,716	394	1,753	4,863	485,127	489,990	3,614	493,604	0
Installment	179	29	205	413	40,529	40,942	644	41,586	0
Credit card	285	87	62	434	46,257	46,691	0	46,691	62
Total	$6,896	$3,179	$17,867	$27,942	$5,880,281	$5,908,223	$104,960	$6,013,183	$62

Nonaccrual. Loans are classified as nonaccrual when, in the opinion of management, collection of principal or interest is doubtful or when principal or interest payments are 90 days or more past due. Generally, loans are classified as nonaccrual due to the continued failure to adhere to contractual payment terms by the borrower, coupled with other pertinent factors. When a loan is classified as nonaccrual, the accrual of interest income is discontinued and previously accrued but unpaid interest is reversed. Any payments received while a loan is on nonaccrual status are applied as a reduction to the carrying value of the loan. A loan classified as nonaccrual may return to accrual status if none of the principal and interest is due and unpaid, and the Bank expects repayment of the remaining contractual principal and interest.

Purchased impaired loans are classified as performing, even though they may be contractually past due, as any nonpayment of contractual principal or interest is considered in the periodic re-estimation of expected cash flows and is included in the resulting recognition of current period provision for loan and lease losses or prospective yield adjustments.

Troubled debt restructurings. A loan modification is considered a TDR when the borrower is experiencing financial difficulty and concessions are made by the Company that would not otherwise be considered for a borrower with similar credit characteristics. The most common types of modifications include interest rate reductions, maturity extensions and modifications to principal amortization, including interest-only structures. Modified terms are dependent upon the financial position and needs of the individual borrower. If the modification agreement is violated, the loan is managed by the Company’s credit administration group for resolution, which may result in foreclosure in the case of real estate.

TDRs are generally classified as nonaccrual for a minimum period of six months and may qualify for return to accrual status once they have demonstrated performance with the restructured terms of the loan agreement.

First Financial had 196 TDRs totaling $38.5 million at December 31, 2018, including $16.1 million of loans on accrual status and $22.4 million of loans classified as nonaccrual. First Financial had no commitments outstanding to lend additional funds to borrowers whose loan terms have been modified through TDRs, and the ALLL included reserves of $1.5 million related to TDRs as of December 31, 2018. For the years ended December 31, 2018, 2017 and 2016, First Financial charged off $0.9 million, $0.3 million and $0.5 million, respectively, for the portion of TDRs determined to be uncollectible. Additionally, as of December 31, 2018, approximately $7.9 million of the accruing TDRs have been performing in accordance with the restructured terms for more than one year.

First Financial had 214 TDRs totaling $23.9 million at December 31, 2017, including $17.5 million of loans on accrual status and $6.4 million of loans classified as nonaccrual. First Financial had an insignificant amount of commitments outstanding to lend additional funds to borrowers whose loan terms have been modified through TDRs. At December 31, 2017 the ALLL included reserves of $1.3 million related to TDRs, and $17.2 million of the accruing TDRs had been performing in accordance with the restructured terms for more than one year.

First Financial had 247 TDRs totaling $35.4 million at December 31, 2016, including $30.2 million of loans on accrual status and $5.1 million of loans classified as nonaccrual. First Financial had $0.9 million of commitments outstanding to lend additional funds to borrowers whose loan terms have been modified through TDRs. At December 31, 2016, the ALLL included reserves of $1.9 million related to TDRs, and $22.6 million of the accruing TDRs had been performing in accordance with the restructured terms for more than one year.

The following table provides information on loan modifications classified as TDRs during the years ended December 31, 2018, 2017 and 2016:

	Years ended December 31,
	2018			2017			2016
(Dollars in thousands)	Number of loans	Pre-modification loan balance	Period end balance	Number of loans	Pre-modification loan balance	Period end balance	Number of loans	Pre-modification loan balance	Period end balance
Commercial & industrial	17	$23,943	$23,890	7	$5,724	$5,661	18	$3,402	$3,508
Construction real estate	0	0	0	0	0	0	0	0	0
Commercial real estate	8	3,385	3,150	8	1,816	1,758	16	5,200	4,752
Residential real estate	13	1,148	1,073	6	416	315	5	840	787
Home equity	5	95	192	1	39	39	5	165	156
Installment	0	0	0	0	0	0	3	9	9
Total	43	$28,571	$28,305	22	$7,995	$7,773	47	$9,616	$9,212

The following table provides information on how TDRs were modified during the years ended December 31, 2018, 2017 and 2016:

	Years Ended December 31,
(Dollars in thousands)	2018	2017	2016
Extended maturities	$4,093	$3,261	$2,571
Adjusted interest rates	52	2,767	0
Combination of rate and maturity changes	0	489	3,046
Forbearance	23,175	1,181	88
Other (1)	985	75	3,507
Total	$28,305	$7,773	$9,212
(1) Other includes covenant modifications and other concessions or combination of concessions that do not consist of interest rate adjustments, forbearance and maturity extensions.

First Financial considers repayment performance as an indication of the effectiveness of the Company's loan modifications. Borrowers that are 90 days or more past due on any principal or interest payments, or who prematurely terminate a restructured loan agreement without paying off the contractual principal balance (for example, in a deed-in-lieu arrangement), are considered to be in payment default of the terms of the TDR agreement.

For the twelve months ended December 31, 2018, there was one TDR with an insignificant balance for which there was a payment default during the period that occurred within twelve months of the loan modification. For the twelve months ended December 31, 2017 and 2016, there was one TDR and four TDRs, respectively, with balances of $1.5 million and $0.3 million, respectively, for which there was a payment default during the period that occurred within twelve months of the loan modification.

Impaired loans. Loans classified as nonaccrual and loans modified as TDRs are considered impaired. The following table provides information on impaired loans, excluding purchased impaired loans, as of December 31:

(Dollars in thousands)	2018	2017	2016
Impaired loans
Nonaccrual loans (1)
Commercial & industrial	$30,925	$5,229	$2,419
Lease financing	22	82	195
Construction real estate	9	29	0
Commercial real estate	20,500	10,616	6,098
Residential real estate	13,495	4,140	5,251
Home equity	5,580	3,743	3,400
Installment	169	243	367
Total nonaccrual loans	70,700	24,082	17,730
Accruing troubled debt restructurings	16,109	17,545	30,240
Total impaired loans	$86,809	$41,627	$47,970

Interest income effect
Gross amount of interest that would have been recorded under original terms	$4,656	$3,397	$2,848
Interest included in income
Nonaccrual loans	715	535	375
Troubled debt restructurings	642	710	876
Total interest included in income	1,357	1,245	1,251
Net impact on interest income	$3,299	$2,152	$1,597

Commitments outstanding to borrowers with nonaccrual loans	$200	$0	$0
(1) Nonaccrual loans include nonaccrual TDRs of $22.4 million, $6.4 million and $5.1 million as of December 31, 2018, 2017 and 2016, respectively.

First Financial individually reviews all impaired commercial loan relationships greater than $250,000, as well as consumer loan TDRs greater than $250,000, to determine if a specific allowance is necessary based on the borrower’s overall financial condition, resources, and payment record, support from guarantors and the realizable value of any collateral. Specific allowances are based on discounted cash flows using the loan's initial effective interest rate or the fair value of the collateral for certain collateral dependent loans.

First Financial's investment in impaired loans, excluding purchased impaired loans, is as follows:

	December 31, 2018			December 31, 2017
(Dollars in thousands)	Current balance	Contractual principal balance	Related allowance	Current balance	Contractual principal balance	Related allowance
Loans with no related allowance recorded
Commercial & industrial	$36,694	$42,561	$0	$7,162	$8,460	$0
Lease financing	22	22	0	82	82	0
Construction real estate	9	26	0	29	60	0
Commercial real estate	23,513	31,375	0	18,423	20,837	0
Residential real estate	17,297	19,975	0	6,876	8,145	0
Home equity	6,351	7,461	0	4,356	5,399	0
Installment	174	563	0	255	422	0
Total	84,060	101,983	0	37,183	43,405	0

Loans with an allowance recorded
Commercial & industrial	939	939	667	169	169	169
Lease financing	0	0	0	0	0	0
Construction real estate	0	0	0	0	0	0
Commercial real estate	1,509	1,509	461	3,119	3,120	448
Residential real estate	301	301	32	1,056	1,063	160
Home equity	0	0	0	100	100	2
Installment	0	0	0	0	0	0
Total	2,749	2,749	1,160	4,444	4,452	779

Total
Commercial & industrial	37,633	43,500	667	7,331	8,629	169
Lease financing	22	22	0	82	82	0
Construction real estate	9	26	0	29	60	0
Commercial real estate	25,022	32,884	461	21,542	23,957	448
Residential real estate	17,598	20,276	32	7,932	9,208	160
Home equity	6,351	7,461	0	4,456	5,499	2
Installment	174	563	0	255	422	0
Total	$86,809	$104,732	$1,160	$41,627	$47,857	$779

	Years ended December 31,
	2018		2017		2016
(Dollars in thousands)	Average balance	Interest income recognized	Average balance	Interest income recognized	Average balance	Interest income recognized
Loans with no related allowance recorded
Commercial & industrial	$14,498	$360	$13,167	$280	$13,619	$309
Lease financing	21	0	112	4	150	3
Construction real estate	20	2	601	1	0	0
Commercial real estate	24,738	490	20,935	563	14,252	357
Residential real estate	11,359	301	7,616	196	7,752	199
Home equity	5,541	114	4,032	99	4,830	86
Installment	274	2	332	4	366	7
Total	56,451	1,269	46,795	1,147	40,969	961

Loans with an allowance recorded
Commercial & industrial	900	44	1,204	28	1,098	37
Lease financing	0	0	0	0	214	8
Construction real estate	0	0	0	0	0	0
Commercial real estate	1,402	18	2,634	40	7,792	211
Residential real estate	895	23	1,112	26	1,374	30
Home equity	80	3	101	4	101	4
Installment	0	0	0	0	0	0
Total	3,277	88	5,051	98	10,579	290

Total
Commercial & industrial	15,398	404	14,371	308	14,717	346
Lease financing	21	0	112	4	364	11
Construction real estate	20	2	601	1	0	0
Commercial real estate	26,140	508	23,569	603	22,044	568
Residential real estate	12,254	324	8,728	222	9,126	229
Home equity	5,621	117	4,133	103	4,931	90
Installment	274	2	332	4	366	7
Total	$59,728	$1,357	$51,846	$1,245	$51,548	$1,251

OREO. OREO is comprised of properties acquired by the Company primarily through the loan foreclosure or repossession process, or other resolution activities that result in partial or total satisfaction of problem loans.

Changes in OREO were as follows:

	Years ended December 31,
(Dollars in thousands)	2018	2017	2016
Balance at beginning of year	$2,781	$6,284	$13,254
Additions
Commercial	1,269	1,732	1,850
Residential	1,913	2,387	1,022
Total additions	3,182	4,119	2,872
Disposals
Commercial	(2,967)	(5,409)	(6,993)
Residential	(830)	(1,574)	(2,363)
Total disposals	(3,797)	(6,983)	(9,356)
Valuation adjustments
Commercial	(355)	(439)	(345)
Residential	(410)	(200)	(141)
Total valuation adjustments	(765)	(639)	(486)
Balance at end of year	$1,401	$2,781	$6,284